Derivative Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
18. Derivative Instruments
The Company uses derivative instruments in accordance with its overall risk management policy to mitigate our risk to the effects of unfavorable fluctuations in foreign exchange movements.
The Company entered into a cross-currency interest rate swap agreement concurrently with the issuance of its
NOK-denominated
Senior secured bonds (see Note 11
 (Senior Secured Bond) to the consolidated financial statements) and pursuant to this swap, the Company receives the principal amount of NOK
600
 million in exchange for a payment of a fixed amount of $71.7 million on the maturity date of the swap.
In addition, at each quarterly interest payment date, the cross-currency interest rate swap exchanges a receipt of floating interest of 6.0% plus 3-month NIBOR on NOK 600 million for a U.S. Dollar payment of floating interest of 6.608% plus 3-month U.S. LIBOR on the $71.7 million principal amount. The purpose of the cross-currency interest rate swap is to economically hedge the foreign currency exposure on the payments of interest and principal of the Company’s
NOK-denominated
2018 Bonds due in 2023.
The cross-currency interest rate swap is remeasured to fair value at each reporting date. The fair value of this non-designated
derivative instrument is presented in the Company’s consolidated balance sheet
s
and the change in fair value is presented in the consolidated statement of operations
. As of December 31, 2019, the cross-currency interest rate swap had a fair value liability of $5.8 million and an unrealized loss of $0.6 million (December 31, 2018, a fair value liability of $5.2 million and an unrealized loss of $5.2 million). There is no impact on the cash flows.
Foreign Exchange risk
Under U.S. GAAP, all foreign currency-denominated monetary assets and liabilities are revalued and are reported in the Company’s functional currency based on the prevailing exchange rate at the end of the period. These foreign currency transactions fluctuate based on the strength of the U.S. Dollar relative to the NOK and are included in our results of operations. The primary source of our foreign exchange gains and losses are the movements on our
NOK-denominated
2018 Bonds, which we have mitigated through the cross-currency interest rate swap. The translation of all foreign currency-denominated monetary assets and liabilities at each reporting date results in unrealized foreign currency exchange differences but do not impact our cash flows.
Credit risk
The Company is exposed to credit loss in the event of
non-performance
by the counterparty to the cross-currency interest rate swap agreement. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are reputable financial institutions, highly rated by a recognized rating agency.

As of December 31, 2019 there was no credit risk as the cross-currency interest rate swap was out of the money for the Company.